Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Subsequent Events [Text Block]

22. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On January 2, 2026, the Company declared a dividend of $0.115 per share on the common stock, which was paid on February 5, 2026, to holders of record of common stock as of January 20, 2026.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C and Series D): On January 2, 2026, the Company declared a dividend of $0.476563 per share on the Series B Preferred Stock, $0.531250 per share on the Series C Preferred Stock and $0.546875 per share on the Series D Preferred Stock, which were all paid on January 15, 2026 to holders of record as of January 14, 2026.

(c)	Investment in NML: On January 26, 2026, the Company entered into the Amended and Restated Neptune Shareholders’ Agreement, whereby it agreed to increase its investment commitment to $247,809.

(d)	Investment in leaseback vessels: (i) In January 2026, NML acquired a container vessel for $8,335 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years (Note 13.b(iii)). The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. (ii) In February 2026, NML signed a commitment letter, subject to final documentation, with a shipowner (as seller) to acquire one car carrier vessel, under which the vessel will be chartered back to the seller under bareboat charter agreement, for an amount of up to $55,000. (iii) In February 2026, four NML subsidiaries entered into a loan agreement to partly finance the sale and leaseback arrangements discussed in Notes 11.(b)(ii)44, 11.(b)(ii)45, 11.(b)(ii)46 and 11.(b)(ii)47 and drew down the amount $28,958, in the aggregate. (iv) In February 2026, four NML subsidiaries entered into a loan agreement to partly finance the sale and leaseback arrangements discussed in Notes 11.(b)(ii)24, 11.(b)(ii)28, 11.(b)(ii)31 and 11.(b)(ii)38 and drew down the amount $28,870, in the aggregate.

In February 2026, the vessels discussed in Note 11(b)(ii)3, 11(b)(ii)21, 11(b)(ii)32 and 11(b)(ii)34, were sold back to their lessees under the bareboat charter agreements in place and the outstanding lease amounts of $7,080, $11,480, $14,649 and $12,955, respectively, were fully collected. Additionally, the aggregate outstanding balance of $23,972, relating to two of the tranches of the loan discussed in Note 10.A.30, was fully repaid. Furthermore, in February 2026, the outstanding balance of $5,275, relating to one of the tranches of the loan discussed in Note 10.A.15, was fully repaid. In February 2026, the outstanding balance of $10,566, of the loan discussed in Note 10.A.27, was fully repaid.

(e)	New loan agreements: (i) On February 6, 2026, Glasserton Shipping Co., Lockton Shipping Co., Walston Shipping Co., Stewarton Shipping Co., Lenton Shipping Co. and Alton Shipping Co. as joint and several borrowers entered into a loan agreement with a bank for an amount of up to $209,310 for the pre- and post- delivery financing of the six 3,100 TEU capacity vessels under construction discussed in Note 8. (ii) On February 13, 2026, the Company entered into a loan agreement with a bank for an amount of up to $20,750 to partly finance the aggregate market value of two of its container vessels.

(f)

Newbuilding contracts: In February 2026, the Company, through its four wholly owned subsidiaries Colton Shipping Co., Dalston Shipping Co., Farleton Shipping Co., and Lupton Shipping Co., contracted with a shipyard for the construction and purchase of four newbuild container vessels, each of approximately 3,100 TEU capacity. Deliveries of the four newbuild vessels are expected between the fourth quarter of 2027 and the fourth quarter of 2028 and the Company entered into medium-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard.